CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 70,931	$ 57,390	$ 159,473	$ 125,482
Cost of revenue	47,330	17,834	90,746	39,386
Sales and marketing	46,188	29,671	99,894	66,516
General and administrative	107,308	26,183	146,804	52,996
Product and technology	30,549	12,234	48,590	25,322
Loss from operations	(160,444)	(28,532)	(226,561)	(58,738)
Other income (expense):
Interest income (expense), net	(588)	426	(2,939)	1,087
Loss before income tax provision and loss from equity method investment	(161,032)	(28,106)	(229,500)	(57,651)
Income tax provision	(323)	(7)	(332)	(16)
Loss from equity method investment	(82)	0	(285)	0
Net loss attributable to common stockholders	$ (161,437)	$ (28,113)	$ (230,117)	$ (57,667)
Loss per share attributable to common stockholders:
Basic and diluted	$ (0.55)	$ (0.15)	$ (0.97)	$ (0.31)